Asset Retirement Obligations (Details) - USD ($)			2 Months Ended	6 Months Ended		12 Months Ended
	May 24, 2024	May 15, 2024	Dec. 31, 2023	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Asset Retirement Obligations [Line Items]
Accretion expense				$ 1,103,000		$ 1,910,000
Additional layer of ARO totaling (in Dollars)							$ 12,900,000
Asset retirement obligation (in Dollars)				18,936,000		17,833,000	13,937,000
Accretion expense				1,103,000	$ 871,000	$ 1,910,000	$ 1,037,000
Additional layers of asset retirement obligation
BGL [Member] | Fair Value, Inputs, Level 1 [Member]
Asset Retirement Obligations [Line Items]
Remaining term	18 years 3 months 18 days	18 years 3 months 18 days
Risk-free discount rate percentage	12.50%	12.50%
Inflation rate	4.65%	4.65%		4.65%
Market risk premium rate	5.50%	5.50%
BGL [Member] | Fair Value, Inputs, Level 2 [Member]
Asset Retirement Obligations [Line Items]
Remaining term							18 years 8 months 12 days
Risk-free discount rate percentage							11.00%
Inflation rate							4.91%
Market risk premium rate							5.00%
BGL [Member] | Fair Value, Inputs, Level 3 [Member]
Asset Retirement Obligations [Line Items]
Remaining term						18 years 8 months 12 days
Risk-free discount rate percentage						13.00%
Inflation rate						4.86%
Market risk premium rate						5.00%
BGL’s [Member]
Asset Retirement Obligations [Line Items]
Accretion expense						$ 1,910,000	$ 1,037,000
Additional layer of ARO totaling (in Dollars)						$ 1,986,000	$ 0
Accretion expense				$ 1,103,000	$ 871,000